Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Reportable Segment

The following table presents selected financial information for the Group’s single reportable segment:

	For the Years Ended December 31,
	2025	2024	2023
Revenue	$10,985,176	$17,619,363	$18,814,420
Cost of revenue	(10,603,520)	(16,202,583)	(17,442,190)
Selling and marketing expenses	(149,033)	(58,764)	(163,579)
General and administrative expenses	(1,808,684)	(1,129,609)	(681,891)
Unrealized losses on digital assets, net	(796,529)	—	—
Unrealized gains on investment in equity securities, net	15,143,639	—	—
Other segment items	(477,400)	(270,626)	(330,033)
Net income (loss) of single operating segment	$12,293,649	$(42,219)	$196,727